MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 124.3%
	EQUITY - 120.4%
203,700	Consumer Discretionary Select Sector SPDR Fund(a)				$ 35,390,838
334,300	Industrial Select Sector SPDR Fund(a)				36,913,406
102,000	Invesco QQQ Trust Series 1(a)				39,135,360
397,400	iShares MSCI EAFE ETF(a)				29,590,404
287,500	SPDR S&P 500 ETF Trust(a)				131,614,625
260,300	SPDR S&P Biotech ETF(a)				21,940,687
247,300	VanEck Semiconductor ETF(a)				39,721,326
					334,306,646
	FIXED INCOME - 3.9%
216,250	iShares Treasury Floating Rate Bond ETF				10,957,388

	TOTAL EXCHANGE-TRADED FUNDS (Cost $289,140,753)				345,264,034

	TOTAL INVESTMENTS – 124.3% (Cost $289,140,753)				$ 345,264,034
	CALL OPTIONS WRITTEN - (24.5)% (Proceeds - $53,566,851)				(68,148,720)
	OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 0.2%				631,760
	NET ASSETS - 100.0%				$ 277,747,074

Contracts(b)
	WRITTEN EQUITY OPTIONS - (24.5)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (24.5)%
2,037	Consumer Discretionary Select Sector SPDR Fund	12/15/2023	$ 132.00	$ 26,888,400	$ 9,176,685
3,343	Industrial Select Sector SPDR Fund	12/15/2023	105.00	35,101,500	2,933,483
1,020	Invesco QQQ Trust Series 1	12/15/2023	265.00	27,030,000	12,710,730
3,974	iShares MSCI EAFE ETF	12/15/2023	68.00	27,023,200	3,367,965
2,875	SPDR S&P 500 ETF Trust	12/15/2023	385.00	110,687,500	23,485,875
2,603	SPDR S&P Biotech ETF	12/15/2023	83.00	21,604,900	1,685,442
2,473	VanEck Semiconductor ETF	11/17/2023	102.50	25,348,250	14,788,540
	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $53,566,851)				68,148,720

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a) (b)

All or a portion of the security is held as collateral for written options. As of July 31, 2023, the fair value of the securities held as collateral was $334,306,646.

Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.